Property, Plant and Equipment - Schedule of Future Minimum Lease Payment Schedule (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of recognised finance lease as assets by lessee [Line Items]
Principal	€ 32
Interest	7	€ 13	€ 15
Total	39	€ 66	€ 83
Less than 1 year [Member]
Disclosure of recognised finance lease as assets by lessee [Line Items]
Principal	11
Interest	2
Total	13
1 to 3 years [Member]
Disclosure of recognised finance lease as assets by lessee [Line Items]
Principal	6
Interest	2
Total	8
3 to 5 years [Member]
Disclosure of recognised finance lease as assets by lessee [Line Items]
Principal	6
Interest	2
Total	8
More Than 5 Years [Member]
Disclosure of recognised finance lease as assets by lessee [Line Items]
Principal	9
Interest	1
Total	€ 10